Noncontrolling Interests in Consolidated Subsidiaries - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Mizuho Trust & Banking Company Limited
Noncontrolling Interest [Line Items]
Voting equity interests in subsidiaries	30.15%
Mizuho Securities Company Limited
Noncontrolling Interest [Line Items]
Voting equity interests in subsidiaries	40.80%
Mizuho Investors Securities Company Limited
Noncontrolling Interest [Line Items]
Voting equity interests in subsidiaries	46.02%
Bank Subsidiaries
Noncontrolling Interest [Line Items]
Voting interest transferred	5.34%